Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2020	16,989
Additions	2,248
Disposals	—
Balances at December 31, 2020	19,237
Additions	3,371
Disposals	(344)
Balances at December 31, 2021	22,264

Accumulated amortization and impairment:
Balances at January 1, 2020	(9,891)
Additions	(2,473)
Disposals	—
Balances at December 31, 2020	(12,364)
Additions	(2,566)
Disposals	343
Balances at December 31, 2021	(14,587)
Balances at December 31, 2020	6,873
Balances at December 31, 2021	7,677

Schedule of Other tangible assets

	Estimated		Accumulated	Carrying
	Useful Life	Cost	Amortization	Amount
IT developments	3 years	19,149	(12,323)	6,826
Others	10 years	88	(41)	47
Balances at December 31, 2020		19,237	(12,364)	6,873

IT developments	3 years	22,176	(14,536)	7,640
Others	10 years	88	(51)	37
Balances at December 31, 2021		22,264	(14,587)	7,677